BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Nov. 29, 2016	Sep. 16, 2016	Jul. 29, 2016	Jun. 30, 2016	Dec. 26, 2015	Jan. 16, 2015	Dec. 27, 2014
Business Acquisition [Line Items]
Goodwill	$ 198,535					$ 180,990		$ 183,062
The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition [Line Items]
Intangible assets other than goodwill		$ 7,313
Goodwill	7,313
Goodwill - Tax Deductible	0
idX
Business Acquisition [Line Items]
Intangible assets other than goodwill			$ 17,016
Goodwill	7,016
Goodwill - Tax Deductible	0
Seven D Truss, L.P.
Business Acquisition [Line Items]
Intangible assets other than goodwill				$ 405
Goodwill	0
Goodwill - Tax Deductible	405
Idaho Western, Inc. (IWI)
Business Acquisition [Line Items]
Intangible assets other than goodwill					$ 6,817
Goodwill	3,177
Goodwill - Tax Deductible	0
Rapid Wood
Business Acquisition [Line Items]
Goodwill	789
Goodwill - Tax Deductible	789
Integra Packaging Proprietary, Ltd (“Integra Packaging”)
Business Acquisition [Line Items]
Intangible assets other than goodwill							$ 1,406
Goodwill	854
Goodwill - Tax Deductible	0
Non-compete agreements | The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Non-compete agreements | idX
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Non-compete agreements | Seven D Truss, L.P.
Business Acquisition [Line Items]
Intangible assets other than goodwill	405
Non-compete agreements | Idaho Western, Inc. (IWI)
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Non-compete agreements | Rapid Wood
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Non-compete agreements | Integra Packaging Proprietary, Ltd (“Integra Packaging”)
Business Acquisition [Line Items]
Intangible assets other than goodwill	85
Customer relationships | The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Customer relationships | idX
Business Acquisition [Line Items]
Intangible assets other than goodwill	10,000
Intangible assets	10,000
Customer relationships | Seven D Truss, L.P.
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Customer relationships | Idaho Western, Inc. (IWI)
Business Acquisition [Line Items]
Intangible assets other than goodwill	3,640
Customer relationships | Rapid Wood
Business Acquisition [Line Items]
Intangible assets other than goodwill	0
Customer relationships | Integra Packaging Proprietary, Ltd (“Integra Packaging”)
Business Acquisition [Line Items]
Intangible assets other than goodwill	$ 467